Reserves (Tables)	12 Months Ended
Dec. 31, 2012
Reserves
Schedule of reserve information of the Company's major product lines

	December 31, 2012				December 31, 2011
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Life insurance no longer offered	$767	$2	$598	$3	$979	$2	$623	$7
FFG, LTC and other disposed businesses	132,614	2,710	21,784	1,671	124,602	2,755	17,711	1,530
All other	3,066	7	242	138	313	13	2,422	116
Short Duration Contracts:
Group term life	0	45	8,199	832	0	40	9,772	1,632
Group disability	0	76	75,895	3,766	0	70	84,695	4,250
Medical	0	2	775	40	0	2	1,001	40
Dental	0	104	46	493	0	61	53	569
Credit life and disability	0	308	846	727	0	912	1,494	2,515
Other	0	2	0	13	0	0	0	0
Total	$136,447	$3,256	$108,385	$7,683	$125,894	$3,855	$117,771	$10,659

Schedule of roll forward of the Company's product lines with the most significant claims and benefits payable balances

	Group Term Life	Group Disability
Balance as of December 31, 2009, gross of reinsurance	$10,871	$99,547
Less: Reinsurance ceded and other (1)	(217)	(33,313)
Balance as of January 1, 2010, net of reinsurance	10,654	66,234
Incurred losses related to:
Current year	2,467	11,802
Prior year's interest	453	3,426
Prior year(s)	(1,111)	(7,132)
Total incurred losses	1,809	8,096
Paid losses related to:
Current year	1,190	972
Prior year(s)	1,261	(12,528)
Total paid losses	2,451	(11,556)
Balance as of December 31, 2010, net of reinsurance	10,012	85,886
Plus: Reinsurance ceded and other (1)	310	3,461
Balance as of December 31, 2010, gross of reinsurance	10,322	89,347
Less: Reinsurance ceded and other (1)	(310)	(3,461)
Balance as of January 1, 2011, net of reinsurance	10,012	85,886
Incurred losses related to:
Current year	4,058	11,920
Prior year's interest	441	4,130
Prior year(s)	(838)	835
Total incurred losses	3,661	16,885
Paid losses related to:
Current year	1,563	2,230
Prior year(s)	1,097	16,256
Total paid losses	2,660	18,486
Balance as of December 31, 2011, net of reinsurance	11,013	84,285
Plus: Reinsurance ceded and other (1)	391	4,660
Balance as of December 31, 2011, gross of reinsurance	$11,404	$88,945
Less: Reinsurance ceded and other (1)	(391)	(4,660)
Balance as of January 1, 2012, net of reinsurance	11,013	84,285
Incurred losses related to:
Current year	2,366	7,275
Prior year's interest	418	3,806
Prior year(s)	(866)	(1,670)
Total incurred losses	1,918	9,411
Paid losses related to:
Current year	1,486	1,200
Prior year(s)	2,587	17,505
Total paid losses	4,073	18,705
Balance as of December 31, 2012, net of reinsurance	8,858	74,991
Plus: Reinsurance ceded and other (1)	173	4,670
Balance as of December 31, 2012, gross of reinsurance	$9,031	$79,661

(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.